Debt and Derivative Instruments - Summary of Outstanding Fixed-Rate and Floating-Rate Debt (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Including impact of derivative instruments [Member]
Debt Instrument [Line Items]
Balance Outstanding	$ 5,295,075
Contractual Weighted Average Interest Rate	2.99%
Fixed-rate debt | Excluding impact of derivative instruments [Member]
Debt Instrument [Line Items]
Balance Outstanding	$ 2,779,176
Contractual Weighted Average Interest Rate	2.31%
Fixed-rate debt | Including impact of derivative instruments [Member]
Debt Instrument [Line Items]
Balance Outstanding	$ 2,779,176
Contractual Weighted Average Interest Rate	2.31%
Floating-rate debt | Excluding impact of derivative instruments [Member]
Debt Instrument [Line Items]
Balance Outstanding	$ 2,515,899
Contractual Weighted Average Interest Rate	6.63%
Hedged floating-rate debt | Including impact of derivative instruments [Member]
Debt Instrument [Line Items]
Balance Outstanding	$ 2,084,869
Contractual Weighted Average Interest Rate	3.16%
Total fixed and hedged debt | Including impact of derivative instruments [Member]
Debt Instrument [Line Items]
Balance Outstanding	$ 4,864,045
Contractual Weighted Average Interest Rate	2.67%
Unhedged floating-rate debt | Including impact of derivative instruments [Member]
Debt Instrument [Line Items]
Balance Outstanding	$ 431,030
Contractual Weighted Average Interest Rate	6.57%